Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Carrying Amounts of Goodwill and Intangible Assets
(a) Change in the carrying value of goodwill and intangible assets
The following table presents the change in carrying value of goodwill and intangible assets.

As at December 31, 2021	Balance, January 1	Net additions/ (disposals) (1)	Amortization expense		Effect of changes in foreign exchange rates	Balance, December 31
Goodwill	$5,714	$(5)	$	n/a	$(58)	$5,651
Indefinite life intangible assets
Brand	764	–		n/a	(3)	761
Fund management contracts and other (2)	796	(3)		n/a	(5)	788
	1,560	(3)		n/a	(8)	1,549
Finite life intangible assets (3)
Distribution networks	806	131		44	(5)	888
Customer relationships	738	(2)		48	(1)	687
Software	1,059	198		148	(18)	1,091
Other	52	2		6	1	49
	2,655	329		246	(23)	2,715
Total intangible assets	4,215	326		246	(31)	4,264
Total goodwill and intangible assets	$9,929	$321		$246	$(89)	$9,915
As at December 31, 2020	Balance, January 1	Net additions/ (disposals)	Amortization expense		Effect of changes in foreign exchange rates	Balance, December 31
Goodwill	$5,743	$(5)	$	n/a	$(24)	$5,714
Indefinite life intangible assets
Brand	779	–		n/a	(15)	764
Fund management contracts and other (2)	805	(2)		n/a	(7)	796
	1,584	(2)		n/a	(22)	1,560
Finite life intangible assets (3)
Distribution networks	801	59		42	(12)	806
Customer relationships	795	–		54	(3)	738
Software	991	262		189	(5)	1,059
Other	61	(9)		4	4	52
	2,648	312		289	(16)	2,655
Total intangible assets	4,232	310		289	(38)	4,215
Total goodwill and intangible assets	$9,975	$305		$289	$(62)	$9,929

(1)	In December 2021, the Company purchased the Vietnamese operations of Aviva Plc including rights to an exclusive distribution agreement with VietinBank.
(2)	Fund management contracts are mostly allocated to Canada WAM and U.S. WAM CGUs with the carrying values of $273 (2020 – $273) and $371 (2020 – $373), respectively.
(3)
Gross carrying amount of finite life intangible assets was $1,456 for distribution networks, $1,132 for customer relationships, $2,484 for software and $124 for other (2020 – $1,332, $1,130, $2,310 and $123), respectively.

Summary of Impairment Testing of Goodwill
The following tables present the carrying value of goodwill by CGU or group of CGUs.

As at December 31, 2021 CGU or group of CGUs	Balance, January 1	Net additions/ (disposals)	Effect of changes in foreign exchange rates	Balance, December 31

Asia

Asia Insurance (excluding Japan)	$159	$(5)	$(2)	$152

Japan Insurance	433	–	(47)	386

Canada Insurance	1,955	–	–	1,955

U.S. Insurance	338	–	(2)	336

Global Wealth and Asset Management

Asia WAM	185	–	(2)	183

Canada WAM	1,436	–	–	1,436

U.S. WAM	1,208	–	(5)	1,203

Total	$5,714	$(5)	$(58)	$5,651

As at December 31, 2020 CGU or group of CGUs	Balance, January 1	Net additions/ (disposals)	Effect of changes in foreign exchange rates	Balance, December 31

Asia

Asia Insurance (excluding Japan)	$159	$–	$–	$159

Japan Insurance	420	–	13	433

Canada Insurance	1,957	–	(2)	1,955

U.S. Insurance	349	(5)	(6)	338

Global Wealth and Asset Management

Asia WAM	187	–	(2)	185

Canada WAM	1,436	–	–	1,436

U.S. WAM	1,235	–	(27)	1,208

Total	$5,743	$(5)	$(24)	$5,714